SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other current assets
Government institutions	$ 1,822	$ 1,026
Prepaid expenses	2,363	1,948
Deferred taxes		605
Other account receivables	4,612	5,277
Interest receivable	2,161	221
Restricted bank deposits	3,061	2,315
Other	798	743
Other current assets, Total	14,817	12,135
Property and equipment, net
Computers, electronic equipment and software	12,538	13,848
Vehicles	1,007	617
Office furniture and equipment	759	665
Leasehold improvements	4,071	3,839
Equipment	476	476
Prepayment of property	745
Property and equipment, Gross	19,596	19,445
Less - accumulated depreciation	8,565	10,658
Property and equipment, net	11,031	8,787
Account payable and accrued expenses
Account payable	17,461	12,016
Accrued expenses	7,132	5,854
Account payable and accrued expenses Total	24,593	17,870
Other current Liabilities
Institutions	1,490	2,215
Advances from NRE arrangements	2,628	1,303
Advances from customers	1,712	1,180
Other	857	471
Other current Liabilities	$ 6,687	$ 5,169